Property, construction in process and equipment, Non-cash Transactions in Property, Construction in Process and Equipment and Measurement of Fair Value (Details) - MXN ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and non cash transactions in property construction in process and equipment [Abstract]
Balance Beginning	$ 17,420,027,969	$ 16,882,483,829
Cash transactions [Abstract]
Accrued capitalized borrowing costs	303,443,168	275,133,471
Balance Ending	18,815,137,503	17,420,027,969	$ 16,882,483,829
Measurement of fair value [Abstract]
Revaluation surplus (loss)	334,809,588	(889,982,346)	6,009,039,346
Cost [Member]
Cash and non cash transactions in property construction in process and equipment [Abstract]
Balance Beginning	17,563,524,988	16,897,265,649	9,450,148,931
Non-cash transactions [Abstract]
Revaluation of land and construction in process	334,809,588	(889,982,346)	6,009,039,346
Effect on movement in exchange rates on cash held	0	0	1,451,180
Total non-cash transactions	334,809,588	(889,982,346)	6,010,490,526
Cash transactions [Abstract]
Construction in process and equipment	1,028,389,379	1,281,108,214	1,189,600,453
Accrued capitalized borrowing costs	303,443,168	275,133,471	247,025,739
Total cash transactions	1,331,832,547	1,556,241,685	1,436,626,192
Balance Ending	$ 19,230,167,123	$ 17,563,524,988	$ 16,897,265,649